SUPPLEMENT DATED DECEMBER 2, 2005
TO THE PROSPECTUS and
THE STATEMENT of ADDITIONAL INFORMATION of
THE INTEGRITY FUNDS
Dated August 1, 2005 (for Class A and Class C shares)
andDated February 25, 2005 (for Class N shares)

TO THE PROSPECTUS

Under the heading "Management of the Funds" beginning on page 61 of the prospectus, the disclosure regarding F. Martin Koenig has been updated and is replaced with the following:

F. Martin Koenig, Senior Portfolio Manager

Mr. F. Martin Koenig is the portfolio manager of the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund and has responsibility for the day-to-day management of those portfolios.  Mr. Koenig has significant prior expertise managing portfolios with investment strategies similar to these Funds.  Prior to joining Integrity in 2003, from 1989 forward, Mr. Koenig was employed as Chairman, CEO and CIO of Koenig Advisors.  Additionally, between June 1993 and November 1999, Mr. Koenig controlled two registered investment advisors (sequentially due to a name change); F. Martin Koenig Advisors and F. Martin Koenig Advisors, LLC, successor to F. Martin Koenig Advisors, where he managed separate accounts and hedge funds for high net worth investors.  Mr. Koenig has been managing assets since 1968 with several firms including Chase Manhattan Bank, AIG Global Investors, Mitsubishi Bank Trust Co. of New York and EB Advisors, Inc.

TO THE STATEMENT OF ADDITIONAL INFORMATION

The second full paragraph on page 39 of the Statement of Additional Information has been updated and is replaced with the following:

Mr. F. Martin Koenig, CFA, is the portfolio manager of the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund and has responsibility for the day-to-day management of those portfolios.  Mr. Koenig has significant prior expertise managing portfolios with investment strategies similar to these Funds.  Prior to joining Integrity in 2003, from 1989 forward, Mr. Koenig was employed as Chairman, CEO and CIO of Koenig Advisors.  Additionally, between June 1993 and November 1999, Mr. Koenig controlled two registered investment advisors (sequentially due to a name change); F. Martin Koenig Advisors and F. Martin Koenig Advisors, LLC, successor to F. Martin Koenig Advisors, where he managed separate accounts and hedge funds for high net worth investors.  Mr. Koenig has been managing assets since 1968 with several firms including Chase Manhattan Bank, AIG Global Investors, Mitsubishi Bank Trust Co. of New York and EB Advisors, Inc.  He is assisted by Steven H. Breyer, CFA, assistant portfolio manager, although Mr. Breyer does not have final responsibility for the Funds' investment decisions.

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